Cover Document	Jul. 26, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 26, 2023
Entity File Number	0-24260
Entity Registrant Name	AMEDISYS INC
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	11-3131700
Entity Address, Street	3854 American Way
Entity Address, Suite	Suite A
Entity Address, City	Baton Rouge
Entity Address, State	LA
Entity Address, Postal Zip Code	70816
City Area Code	225
Local Phone Number	292-2031
Title of each class	Common Stock, par value $0.001 per share
Trading Symbol	AMED
Name of each exchange on which registered	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000896262
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false